Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Foreign currency translation reserve	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2018	$ 152	$ 87,748	$ (5,686)	$ 82,214
Net loss for the year			(4,221)	(4,221)
Other comprehensive income (loss)		(1,899)		(1,899)
Total comprehensive (loss) income		(1,899)	(4,221)	(6,120)
Repurchase of equity awards			(670)	(670)
Share-based payment costs			2,145	2,145
Transactions with owners			1,475	1,475
Equity at end of period at Dec. 31, 2019	152	85,849	(8,432)	77,569
Net loss for the year			(6,449)	(6,449)
Other comprehensive income (loss)		7,466		7,466
Total comprehensive (loss) income		7,466	(6,449)	1,017
Exercise of equity awards	2			2
Repurchase of equity awards			(278)	(278)
Share-based payment costs			334	334
Transactions with owners	2		56	58
Equity at end of period at Dec. 31, 2020	154	93,315	(14,825)	78,644
Net loss for the year			(1,892)	(1,892)
Other comprehensive income (loss)		(5,959)		(5,959)
Total comprehensive (loss) income		(5,959)	(1,892)	(7,851)
Exercise of equity awards	3			3
Share-based payment costs			1	1
Transactions with owners	3		1	4
Equity at end of period at Dec. 31, 2021	$ 157	$ 87,356	$ (16,716)	$ 70,797